Contingencies and commitment (Tables)	6 Months Ended
Jun. 30, 2020
Contingencies and commitment
Schedule of future minimum repayments and purchase commitments

On June 30, 2020 we had outstanding obligations for purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Purchase commitments	€299,000	€216,700	€77,559	€4,663	€78

Schedule of future minimum cash outflows for lease not yet commenced

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Lease commitments not yet commenced	€5,606	€5,606	€—	€—	€—